RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES [Text Block]

13. RELATED PARTY TRANSACTIONS AND BALANCES

The aggregate value of transactions and outstanding balances relating to key management personnel were as follows:

	Year ended December 31,
	2023	2022
Salaries and fees	$1,718	$1,304
Share-based payments	1,560	2,096
	$3,278	$3,400

As at December 31, 2023, the Company had $0.6 million (December 31, 2022 - $0.3 million) due to directors and management related to remuneration and expense reimbursements. As at December 31, 2023, the Company had $Nil (December 31, 2022 - $Nil) due from directors and management.